CURRENT FINANCIAL ASSETS AND OTHER FINANCIAL LIABILITIES - Current Financial Assets (Details) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018
Financial Instruments [Abstract]
Financial derivatives	€ 9,423	€ 6,788
Other financial assets	1,986	3,386
Current financial assets	€ 11,409	€ 10,174